Leases - Schedule of Future Minimum Lease Payments For Operating Leases (Detail) - USD ($) $ in Thousands		Mar. 31, 2021	Mar. 31, 2020
Year Ending March 31,
2022		$ 12,567
2023		15,091
2024		15,106
2025		14,350
2026		10,996
Thereafter		64,421
Total future operating lease payments		132,531
Less: imputed interest		38,809
Total operating lease liabilities	[1]	$ 93,722	$ 90,322

[1]	The termination of the operating lease for the Company’s former headquarters facility located in Mountain View, CA occurred during the year ended March 31, 2020.